MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
(the “Funds”)
Supplement dated March 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, the address for the Funds and MML Investment Advisers, LLC will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Premier U.S. Government Money Market Fund will change its name to MassMutual U.S. Government Money Market Fund.
Effective May 1, 2021, MassMutual Premier Short-Duration Bond Fund will change its name to MassMutual Short-Duration Bond Fund.
Effective May 1, 2021, MassMutual Premier Inflation-Protected and Income Fund will change its name to MassMutual Inflation-Protected and Income Fund.
Effective May 1, 2021, MassMutual Premier Core Bond Fund will change its name to MassMutual Core Bond Fund.
Effective May 1, 2021, MassMutual Premier Diversified Bond Fund will change its name to MassMutual Diversified Bond Fund.
Effective May 1, 2021, MassMutual Premier High Yield Fund will change its name to MassMutual High Yield Fund.
Effective May 1, 2021, MassMutual Premier Balanced Fund will change its name to MassMutual Balanced Fund.
Effective May 1, 2021, MassMutual Premier Disciplined Value Fund will change its name to MassMutual Disciplined Value Fund.
Effective May 1, 2021, MassMutual Premier Main Street Fund will change its name to MassMutual Main Street Fund.
Effective May 1, 2021, MassMutual Premier Disciplined Growth Fund will change its name to MassMutual Disciplined Growth Fund.
Effective May 1, 2021, MassMutual Premier Small Cap Opportunities Fund will change its name to MassMutual Small Cap Opportunities Fund.
Effective May 1, 2021, MassMutual Premier Global Fund will change its name to MassMutual Global Fund.

Effective May 1, 2021, MassMutual Premier International Equity Fund will change its name to MassMutual International Equity Fund.
Effective May 1, 2021, MassMutual Premier Strategic Emerging Markets Fund will change its name to MassMutual Strategic Emerging Markets Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-21-03

MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier U.S. Government Money Market Fund will change its name to MassMutual U.S. Government Money Market Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
US Govt MMF-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Short-Duration Bond Fund will change its name to MassMutual Short-Duration Bond Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SDB-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Inflation-Protected and Income Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Inflation-Protected and Income Fund will change its name to MassMutual Inflation-Protected and Income Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
IPI-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Core Bond Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Core Bond Fund will change its name to MassMutual Core Bond Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
CB-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Diversified Bond Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Diversified Bond Fund will change its name to MassMutual Diversified Bond Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DB-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier High Yield Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier High Yield Fund will change its name to MassMutual High Yield Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
HY-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, MassMutual Premier Balanced Fund will change its name to MassMutual Balanced Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BAL-21-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Disciplined Value Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Disciplined Value Fund will change its name to MassMutual Disciplined Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DV-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Main Street Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Main Street Fund will change its name to MassMutual Main Street Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MS-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Disciplined Growth Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Disciplined Growth Fund will change its name to MassMutual Disciplined Growth Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DG-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Small Cap Opportunities Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, MassMutual Premier Small Cap Opportunities Fund will change its name to MassMutual Small Cap Opportunities Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SCO-21-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Global Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Global Fund will change its name to MassMutual Global Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
G-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier International Equity Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier International Equity Fund will change its name to MassMutual International Equity Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
IE-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Premier Strategic Emerging Markets Fund will change its name to MassMutual Strategic Emerging Markets Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SEM-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
(the “Funds”)
Supplement dated March 22, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2021, the address for the Funds, including their Trustees and Officers, will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Premier U.S. Government Money Market Fund will change its name to MassMutual U.S. Government Money Market Fund.
Effective May 1, 2021, MassMutual Premier Short-Duration Bond Fund will change its name to MassMutual Short-Duration Bond Fund.
Effective May 1, 2021, MassMutual Premier Inflation-Protected and Income Fund will change its name to MassMutual Inflation-Protected and Income Fund.
Effective May 1, 2021, MassMutual Premier Core Bond Fund will change its name to MassMutual Core Bond Fund.
Effective May 1, 2021, MassMutual Premier Diversified Bond Fund will change its name to MassMutual Diversified Bond Fund.
Effective May 1, 2021, MassMutual Premier High Yield Fund will change its name to MassMutual High Yield Fund.
Effective May 1, 2021, MassMutual Premier Balanced Fund will change its name to MassMutual Balanced Fund.
Effective May 1, 2021, MassMutual Premier Disciplined Value Fund will change its name to MassMutual Disciplined Value Fund.
Effective May 1, 2021, MassMutual Premier Main Street Fund will change its name to MassMutual Main Street Fund.
Effective May 1, 2021, MassMutual Premier Disciplined Growth Fund will change its name to MassMutual Disciplined Growth Fund.
Effective May 1, 2021, MassMutual Premier Small Cap Opportunities Fund will change its name to MassMutual Small Cap Opportunities Fund.
Effective May 1, 2021, MassMutual Premier Global Fund will change its name to MassMutual Global Fund.

Effective May 1, 2021, MassMutual Premier International Equity Fund will change its name to MassMutual International Equity Fund.
Effective May 1, 2021, MassMutual Premier Strategic Emerging Markets Fund will change its name to MassMutual Strategic Emerging Markets Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-21-02